GENERAL AND ADMINSTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of general and administrative expenses

		Years ended December 31,
	Notes	2022	2021
Salaries		$33.5	$22.8
Directors' fees and expenses		1.4	1.1
Professional and consulting fees		10.4	8.3
Other administration costs		1.1	1.3
Share-based compensation		4.7	6.1
(Gain) loss on cash flow hedges	21(c)(ii)	(0.6)	(2.6)
Depreciation expense		1.5	1.8
		$52.0	$38.8